Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Schedule of compensation paid to key management personnel
Year ended December 31	2017	2016	2015
Salaries, fees and short-term benefits	$1,463,106	$839,735	$914,062
Termination benefits	-	221,624	-
Share-based payments	139,189	145,398	107,554
	$1,602,295	$1,206,757	$1,021,616